Taxation	12 Months Ended
Dec. 31, 2013
Taxation
Taxation

10. Taxation

Cayman Islands

        The Group is incorporated in the Cayman Islands and is not subject to tax in this jurisdiction. In addition, upon payment of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

        The Group's subsidiaries in Hong Kong did not have assessable profits that were derived in Hong Kong during each of the three years ended December 31, 2011, 2012 and 2013. Therefore, no Hong Kong profit tax has been provided for in the years presented.

PRC

        Pursuant to PRC New Corporate Income Tax Law effective January 1, 2008, the Group's VIE subsidiaries incorporated in the PRC are subject to Enterprise Income Tax ("EIT") on the taxable income as reported in their respective statutory financial statements adjusted in accordance with the EIT Law and the Income Tax Law of the People's Republic of China.

        In April 2009, Shanghai Taomee obtained a Software Enterprise Certification (the "Certification"), which was effective on January 1, 2009. An enterprise having such Certification is entitled to two years' exemption and three years' 50% reduction in corporate income tax (the "tax holiday"). Shanghai Taomee was subject to an income tax rate of 0% for both 2009 and 2010, and 12.5% from 2011 to 2013. Shanghai Taomee's tax holiday period was approved by relevant tax authorities in May 2010. In 2010 Shanghai Taomee obtained "High and New Technology Enterprise" ("HNTE") qualification. Subject to certain new implementation rules for application and assessment of HNTE announced by certain government authorities in 2008, every qualified HNTE company is required to re-apply for this qualification. The HNTE qualification is valid for three years and could be renewed for another 3 year period. In 2013 Shanghai Taomee re-applied for the HNTE and received approval for the HNTE qualification. Entities with HNTE are entitled to enjoy a 15% preferential EIT rate during the valid period.

        In September 2010, Shanghai Shengran also obtained a Software Enterprise Certification and was informed in April 2011 that the full EIT exemption would apply retroactively in 2009 and 2010, and 50% reduction in EIT rate will apply from 2011 to 2013.In May 2012, Shanghai Shengran further received a written approval from local tax authorities, according to which Shanghai Shengran was entitled to the full EIT exemption for 2010 and 2011, and 50% reduction in EIT rate of 12.5%, from 2012 to 2014, which resulted in an adjustment of $2.1 million as a one-time tax benefit in 2012.

        In November 2013, Shanghai Animation obtained an Animation Enterprise Certification, which provides an enterprise entitling to two years' exemption and three years' 50% reduction in corporate income tax (the "tax holiday"). The Company is in the process of obtaining the written approval from tax authorities for the tax holiday.

        Shanghai Qidong, Guangdong Taomee, Shanghai Xinsheng, Shanghai Wireless, Shanghai Software and Shanghai Property Service were subject to an income tax rate of 25%.

        In accordance with the EIT Law, dividends, which arise from profits of foreign invested enterprises ("FIEs") earned after January 1, 2008, are subject to a 10% withholding income tax. In addition, under certain tax treaties between the PRC and Hong Kong, if the foreign investor is incorporated in Hong Kong and qualifies as a Hong Kong tax resident and beneficial owner, the applicable withholding tax rate is reduced to 5%, if the investor holds at least 25% in the FIE, or 10%, if the investor holds less than 25% in the FIE. A deferred tax liability should be recognized for the undistributed profits of PRC companies unless the Company has sufficient evidence to demonstrate that the undistributed dividends will be reinvested and the remittance of the dividends will be postponed indefinitely. As of December 31, 2013, the Group plans to indefinitely reinvest undistributed profits earned from Shanghai Shengran in its operations in the PRC. Therefore, no withholding income tax for undistributed profits of Shanghai Shengran has been provided in 2013.

        Upon distribution of those earnings generated after January 1, 2008, in the form of dividends, the Group would be subject to the applicable PRC dividend withholding tax. Distributions of earnings generated before January 1, 2008 are exempt from PRC dividend withholding tax. The amounts of unrecognized deferred tax liabilities for these earnings generated after January 1, 2008 are in the range of $3.0 million to $6.0 million, as the withholding tax rate of the profit distribution will be 5% or 10% depends on whether the immediate offshore companies can enjoy the preferential withholding tax rate of 5%.

        Under applicable accounting principles, a deferred tax liability should be recorded for taxable temporary differences attributable to the excess of financial reporting basis over tax basis in a domestic subsidiary. However, recognition is not required in situations where the tax law provides a means by which the reported amount of that investment can be recovered tax-free and the enterprise expects that it will ultimately use that means. As of December 31, 2013, deferred tax liabilities of US$1.5 million were accrued for undistributed earnings of Shanghai Taomee and Guangdong Taomee, on the basis that distribution of the earnings, in the form of dividends or otherwise, to Shanghai Shengran would be subject to the applicable PRC tax laws and regulations, unless a tax strategy which the Group determined to avail itself of were devised to avoid such tax. Prior to 2013, these entities were in an accumulated loss position.

        The Group made its assessment of the level of authority for each of its uncertain tax position (including the potential application of interests and penalties) based on the technical merits, and has measured the unrecognized benefits associated with the tax positions. This assessment did not have any impact on the Group's total liabilities or equity. At December 31, 2011, 2012 and 2013, the amounts of gross unrecognized tax benefits were zero. The Group does not anticipate any significant increase to its liability for unrecognized tax benefit within the next 12 months. The Group will classify interest and penalties related to income tax matters, if any, in income tax expense.

        According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of income taxes is due to computational errors made by the taxpayer. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined, but an underpayment of income tax liability exceeding RMB 100,000 is specifically listed as a special circumstance. In the case of a transfer pricing related adjustment, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. The Group's PRC subsidiaries are therefore subject to examination by the PRC tax authorities from 2009 through 2013 on non-transfer pricing matters, and from 2007 (year of incorporation) through 2013 on transfer pricing matters.

        Reconciliation between the effective income tax rate and the PRC statutory income tax rate was as follows:

	Years ended December 31,
	2011	2012	2013
PRC statutory tax rate	25.0%	25.0%	25.0%
Tax effect of other expenses that are not deductible in determining taxable profit	0.1%	0.4%	2.5%
Effect of different tax rate of group entity operating in other jurisdictions	2.8%	7.0%	3.5%
Effect of tax holidays granted to PRC subsidiaries, deferred income tax impact	(0.6)%	(2.8)%	(8.5)%
Effect of tax holidays granted to PRC subsidiaries, current income tax impact	(14.3)%	(13.9)%	(13.7)%
Effect of additional research and development of new technology, products, and processes ("R&D") deduction	(0.8)%	(3.5)%	(1.8)%
Effect of valuation allowance	0.9%	1.4%	1.3%
Withholding tax on undistributed earnings	(2.9)%	—	21.8%
Effect of adjustment of prior year tax benefit	—	(26.0)%	(9.6)%

Effective tax rate	10.2%	(12.4)%	20.5%

        The aggregate dollar effect of tax holidays on income tax expense for the period amounted to $2,463,963, $2,546,454, and $1,551,717 in 2011, 2012 and 2013, respectively, representing a decrease in basic earnings per share of less than $0.01 and a decrease in diluted earnings per share less than of $0.01 for each of the three years in the period ended December 31, 2013

        The principal components of the Group's deferred income tax assets and liabilities as of December 31, 2012 and 2013 were as follows:

	December 31,
	2012	2013
Deferred tax assets:
Deferred revenue and advance from customers	$2,441,578	$2,738,502
Payroll payable and accrued expenses	363,097	639,491
Net operating losses	242,460	475,471
Advertising expenses	151,510	356,419
Other	13,711	292,192

Gross deferred tax assets:	$3,212,356	$4,502,075
Valuation allowances	(242,460)	(335,987)
Net deferred tax assets	$2,969,896	$4,166,088

Deferred tax liabilities:
Amortization of intangible assets	13,473	229,540
Undistributed retained earnings of VIE	—	1,528,594

Net deferred tax liabilities	$13,473	$1,758,134

Deferred tax assets are analyzed as:
Current	$2,969,896	$4,166,088
Non-Current	—	—

	$2,969,896	$4,166,088

Deferred tax liabilities are analyzed as:
Current	$13,473	$1,758,134
Non-Current	—	—

	$13,473	$1,758,134

        The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible.

        As of December 31, 2013, some of the Group's PRC subsidiaries had net operating loss carry forwards of $1.92 million, of which $0.01 million, $0.01 million, $0.01 million, $1.36 million and $0.53 million will expire in 2014, 2015, 2016, 2017 and 2018, respectively. The Group has provided a full valuation allowance as it is more likely than not that the net operation losses cannot be utilized before expiry.